RETIREMENT BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of retirement benefits
Pension costs charged to the consolidated statement of profit or loss and other comprehensive income	¥ 1,075	¥ 695	¥ 668
State-managed retirement benefit plan [member] | Minimum [member] | PRC [member]
Disclosure of retirement benefits
Ratio of contribution to salaries of employees	11.00%
State-managed retirement benefit plan [member] | Maximum [member] | PRC [member]
Disclosure of retirement benefits
Ratio of contribution to salaries of employees	22.00%
Defined contribution mandatory provident fund [member] | Hong Kong [member]
Disclosure of retirement benefits
Ratio of contribution to salaries of employees	5.00%